Segment Information Analysis of Operations by Reportable Segment (Details) (USD $)	3 Months Ended																12 Months Ended																										3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Packaging		Dec. 31, 2012 Packaging		Dec. 31, 2011 Packaging		Dec. 31, 2013 Paper		Dec. 31, 2012 Paper		Dec. 31, 2011 Paper		Dec. 31, 2013 Corporate and Other		Dec. 31, 2012 Corporate and Other		Dec. 31, 2011 Corporate and Other		Dec. 31, 2013 Acquisition Inventory Step-Up Boise Inc. Packaging	Dec. 31, 2013 Acquisition Inventory Step-Up Boise Inc. Paper	Dec. 31, 2013 Integration-Related and Other Costs Boise Inc.	Dec. 31, 2013 Integration-Related and Other Costs Boise Inc.	Dec. 31, 2013 Integration-Related and Other Costs Boise Inc. Packaging	Dec. 31, 2013 Integration-Related and Other Costs Boise Inc. Paper	Dec. 31, 2013 Integration-Related and Other Costs Boise Inc. Corporate and Other	Dec. 31, 2013 Nonrecurring Acquisition-Related Costs Boise Inc.	Sep. 30, 2013 Nonrecurring Acquisition-Related Costs Boise Inc.	Dec. 31, 2013 Nonrecurring Acquisition-Related Costs Boise Inc. Corporate and Other	Dec. 31, 2013 Acquisition-Related Debt Financing Costs Boise Inc.	Sep. 30, 2013 Acquisition-Related Debt Financing Costs Boise Inc.	Dec. 31, 2013 Acquisition-Related Debt Financing Costs Boise Inc. Acquisition Financing Expense	Dec. 31, 2013 Acquisition-Related Debt Financing Costs Boise Inc. Write-Off of Deferred Financing Costs	Dec. 31, 2012 Plant Closure Packaging	Dec. 31, 2011 Plant Closure Packaging	Sep. 30, 2012 Debt Refinancing Charges	Jun. 30, 2012 Debt Refinancing Charges	Dec. 31, 2012 Debt Refinancing Charges	Dec. 31, 2012 Debt Refinancing Charges Redemption Premium	Dec. 31, 2012 Debt Refinancing Charges Treasury Lock	Dec. 31, 2012 Debt Refinancing Charges Other Debt Refinancing Charges	Dec. 31, 2011 Medical Benefits Reserves Corporate and Other	Mar. 31, 2012 Alternative Fuel Mixture Credits	Dec. 31, 2010 Alternative Fuel Mixture Credits	Mar. 31, 2012 Alternative Fuel Mixture Credits Corporate and Other	Dec. 31, 2013 Intersegment Eliminations		Dec. 31, 2012 Intersegment Eliminations	Dec. 31, 2011 Intersegment Eliminations	Dec. 31, 2013 Intersegment Eliminations Packaging		Dec. 31, 2012 Intersegment Eliminations Packaging	Dec. 31, 2011 Intersegment Eliminations Packaging	Dec. 31, 2013 Intersegment Eliminations Paper		Dec. 31, 2012 Intersegment Eliminations Paper	Dec. 31, 2011 Intersegment Eliminations Paper	Dec. 31, 2013 Intersegment Eliminations Corporate and Other		Dec. 31, 2012 Intersegment Eliminations Corporate and Other	Dec. 31, 2011 Intersegment Eliminations Corporate and Other	Dec. 31, 2013 Intersegment Eliminations		Dec. 31, 2012 Intersegment Eliminations	Dec. 31, 2011 Intersegment Eliminations	Dec. 31, 2013 Operating Segments		Dec. 31, 2012 Operating Segments	Dec. 31, 2011 Operating Segments	Dec. 31, 2013 Operating Segments Packaging		Dec. 31, 2012 Operating Segments Packaging	Dec. 31, 2011 Operating Segments Packaging	Dec. 31, 2013 Operating Segments Paper		Dec. 31, 2012 Operating Segments Paper	Dec. 31, 2011 Operating Segments Paper	Dec. 31, 2013 Operating Segments Corporate and Other		Dec. 31, 2012 Operating Segments Corporate and Other	Dec. 31, 2011 Operating Segments Corporate and Other	Dec. 31, 2013 Operating Segments Intersegment Eliminations		Dec. 31, 2012 Operating Segments Intersegment Eliminations	Dec. 31, 2011 Operating Segments Intersegment Eliminations
Segment Reporting Information [Line Items]
Trade sales																	$ 3,665,300,000	[1]	$ 2,843,900,000		$ 2,620,100,000		$ 3,431,300,000	[1]	$ 2,843,900,000		$ 2,620,100,000		$ 216,900,000	[1]	$ 0		$ 0		$ 17,100,000	[1]	$ 0		$ 0
Intersegment sales																																																																			0	[1]	0	0	400,000	[1]	0	0	0	[1]	0	0	28,000,000	[1]	0	0	(28,400,000)	[1]	0	0
Net sales	1,264,431,000	[2],[3]	845,440,000	[2],[4]	800,230,000	[2],[5]	755,207,000	[2]	736,579,000	[2],[6]	723,473,000	[2],[7]	712,468,000	[2],[7]	671,357,000	[2],[8]	3,665,308,000	[2]	2,843,877,000	[2]	2,620,111,000																																																																		3,665,300,000	[1]	2,843,900,000	2,620,100,000	3,431,700,000	[1]	2,843,900,000	2,620,100,000	216,900,000	[1]	0	0	45,100,000	[1]	0	0	(28,400,000)	[1]	0	0
Operating Income (Loss)	122,896,000	[2],[3]	142,782,000	[2],[4]	110,197,000	[2],[5]	106,000,000	[2]	94,899,000	[2],[6]	91,892,000	[2],[7]	85,003,000	[2],[7]	165,809,000	[2],[8]	481,875,000	[1],[2]	437,603,000	[2]	274,021,000		554,200,000	[1],[9]	383,900,000	[10]	311,200,000	[11]	13,500,000	[1],[12]	0		0		(85,800,000)	[1],[13]	53,700,000	[14]	(37,200,000)	[15]	(18,000,000)	(3,500,000)	(17,400,000)	(17,400,000)	(1,400,000)	(1,900,000)	(17,900,000)	(15,800,000)	(1,500,000)	(17,200,000)					(2,000,000)	(7,400,000)							(1,600,000)
Interest expense, net																	(58,275,000)	[1],[16]	(62,900,000)	[17]	(29,245,000)																														(8,900,000)	(2,700,000)	(10,500,000)	(1,100,000)			(21,100,000)	(3,700,000)	(24,800,000)	(21,300,000)	(3,400,000)	(100,000)
Income before taxes																	423,600,000	[1]	374,703,000		244,776,000
Depreciation, Amortization, and Depletion																	201,800,000	[1]	170,800,000		163,600,000		190,200,000	[1]	169,400,000		162,900,000		9,100,000	[1]	0		0		2,500,000	[1]	1,400,000		700,000
Capital Expenditures (k)																	234,422,000	[1],[18]	128,524,000	[18]	280,213,000	[18]	222,200,000	[1],[18]	127,800,000	[18]	280,200,000	[18]	10,000,000	[1],[18]	0	[18]	0	[18]	2,200,000	[1],[18]	700,000	[18]	0	[18]
Assets	5,243,779,000								2,494,941,000								5,243,779,000		2,494,941,000		2,454,800,000		3,988,500,000		2,194,500,000		2,235,000,000		938,400,000		0		0		316,900,000		300,400,000		219,800,000
Alternative energy tax credits																																																																$ 95,500,000	$ (86,300,000)	$ 95,500,000

[1]	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.
[2]	Amounts have been adjusted for the change in inventory accounting method from LIFO to average cost.
[3]	Includes Boise's results for the period of October 25, 2013, through December 31, 2013. The quarter also includes $166.0 million of income tax benefits from the reversal of the reserves for unrecognized tax benefits from alternative energy tax credits ($1.70 per diluted share), partially offset by $21.5 million of expense for the acquisition inventory step-up ($13.6 million after tax or $0.14 per diluted share), $15.8 million of acquisition-related costs ($10.0 million after tax or $0.10 per diluted share), $8.9 million of acquisition-related financing costs ($5.6 million after tax or $0.06 per diluted share), and $17.4 million of integration-related and other costs ($11.0 million after tax or $0.11 per diluted share).
[4]	Includes a $3.1 million non-cash pension curtailment charge ($2.0 million after tax or $0.02 per diluted share), $1.5 million of acquisition-related costs ($1.0 million after tax or $0.01 per diluted share), and $2.7 million of acquisition-related financing costs ($1.8 million after tax or $0.02 per diluted share).
[5]	Includes a $7.8 million non-cash pension curtailment charge ($5.0 million after tax or $0.05 per diluted share).
[6]	Includes $3.4 million of income from state income tax adjustments ($0.03 per diluted share), partially offset by $2.0 million of plant closure charges ($1.4 million after tax or $0.01 per diluted share).
[7]	The second and third quarters of 2012 include debt refinancing charges of $3.7 million ($2.5 million after tax or $0.03 per diluted share) and $21.1 million ($13.5 million after tax or $0.14 per diluted share), respectively.
[8]	During the first quarter of 2012, PCA amended its 2009 federal income tax return to reduce the gallons claimed as cellulosic biofuel producer credits previously recorded as a tax benefit and to increase those gallons claimed as alternative fuel mixture credits previously recorded as income. The increase in gallons claimed as alternative fuel mixture credits resulted in income of $95.5 million. The decrease in gallons claimed as cellulosic biofuel producer credits resulted in a decrease in tax benefits of $118.5 million, for a total decrease in net income of $23.0 million ($0.24 per diluted share).
[9]	Includes $18.0 million of expense for the acquisition inventory step-up and $1.4 million of integration-related and other costs incurred in connection with the acquisition of Boise in fourth quarter 2013.
[10]	Includes $2.0 million of plant closure charges.
[11]	Includes $7.4 million of charges related to energy project disposals.
[12]	Includes $3.5 million of expense for acquisition inventory step-up and $1.9 million of income for integration-related and other costs.
[13]	Includes $17.2 million of acquisition-related costs and $17.9 million of integration-related and other costs.
[14]	Includes $95.5 million of income related to the increase in gallons claimed as alternative fuel mixture credits on the Company's amended 2009 tax return. See Note 6, Alternative Energy Tax Credits, for more information.
[15]	Includes $1.6 million of income from an adjustment to our medical benefits reserve.
[16]	Includes $10.5 million of expenses for financing the acquisition and $1.1 million of expense for the write-off of deferred financing costs.
[17]	Includes $24.8 million of debt refinancing charges, including the $21.3 million redemption premium, the $3.4 million charge to settle the treasury lock prior to its maturity, and $0.1 million of other items.
[18]	Includes "Expenditures for property and equipment" and excludes cash used for "Acquisition of businesses and facilities, net of cash acquired" as reported on our Consolidated Statements of Cash Flows.